Cover	Aug. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002132917
Document Type	S-6
Entity Registrant Name	FT 13127
Document Period End Date	Aug. 06, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our selection process we seek to find the stocks that we believe have the best prospects for above-average total return.

Identify the Universe. We begin with the companies listed in the S&P 1500® Index and eliminate those companies that do not meet our investment criteria as of the date the portfolio was selected. These criteria are designed to identify companies with the following qualities:

•	Well-capitalized with strong balance sheets.
•	Record of financial strength and profit growth, as indicated by strong return on equity and long-term debt to market value of equity measures.
•	A history of dividend payments with the ability to generate dividend growth, as indicated by high dividend yields, five-year dividend growth rates and dividend payout ratios.

The investment criteria include:

•	Market Capitalization greater than $1 billion;
•	Long-Term Debt to Market Value of Equity less than 40%;
•	Return on Equity greater than 10%;
•	Dividend Yield greater than 1.5%;
•	5-Year Dividend Growth Rate greater than 5%; and
•	Dividend Payout Ratio less than 50%.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objectives, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.